Commitments under Operating Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments under Operating Leases
6.	Commitments under Operating Leases

We lease office facilities and certain equipment. In January 2012, we renewed two of our facilities leases and entered into a new lease agreement for approximately 6,000 square feet in Livermore, California.

Future minimum rental commitments under non-cancelable leases as of September 30, 2012 are as follows (in thousands):

Year Ending December 31,	Amount
Remainder of 2012	$413
2013	1,620
2014	1,643
2015	1,272
2016	838
Thereafter	628

Total	$6,414

Lease expense was $0.5 million and $1.5 million respectively, for the three and nine months ended September 30, 2011, and $0.6 million and $1.9 million for the three and nine months ended September 30, 2012, respectively.

(5)	Commitments under Operating Leases

The Company leases office facilities and certain equipment. Future minimum rental commitments under noncancelable leases as of December 31, 2011 are as follows (in thousands):

Year ending December 31:
2012	$1,402
2013	699
2014	687
2015	128
2016	7

Total	$2,923

Lease expense was $1,835,000, $1,949,000 and $1,950,000 in 2009, 2010 and 2011, respectively.